Segmented information	6 Months Ended
Jun. 30, 2022
Segmented information
Segmented information

14.            Segmented information

The Company operates in two reportable business segments.

The two reportable business segments offer different products, require different production processes, and are based on how the financial information is produced internally for the purposes of making operating decisions. The following summary describes the operations of each of the Company’s reportable business segments:

●	Electric Vehicles – development and manufacture of electric vehicles for mass markets; and
●	Custom built vehicles – development and manufacture of high-end custom-built vehicles.

No business segments have been aggregated to form the above reportable business segments.

	Three months ended June 30, 2022		Three months ended June 30, 2021
		Custom Built		Custom Built
	Electric Vehicles	Vehicles	Electric Vehicles	Vehicles
Revenue	$1,305,537	$241,178	$—	$298,796
Gross profit / (loss)	(1,858,694)	(25,194)	—	45,092
Operating expenses	(18,341,734)	(43,441)	(15,300,323)	(66,518)
Other items	(21,249)	(5,587)	3,762,769	112,445
Current income tax recovery	(847)	—	(850)	—
Net profit / (loss)	(20,222,524)	(74,222)	(11,538,404)	91,019
FX translation	(4,619)	16,814	3,983	(10,457)
Comprehensive profit / (loss)	$(20,227,143)	$(57,408)	$(11,534,421)	$80,562

	Six months ended June 30, 2022		Six months ended June 30, 2021
		Custom Built		Custom Built
	Electric Vehicles	Vehicles	Electric Vehicles	Vehicles
Revenue	$2,177,482	$407,876	$—	$482,385
Gross profit / (loss)	(3,755,874)	(31,507)	—	13,075
Operating expenses	(34,473,860)	(111,870)	(24,150,803)	(118,382)
Other items	223,441	22,234	12,478,061	150,850
Current income tax recovery	(847)	—	(850)	—
Net profit / (loss)	(38,007,140)	(121,143)	(11,673,592)	45,543
FX translation	(4,148)	10,493	2,328	(16,661)
Comprehensive profit / (loss)	$(38,011,288)	$(110,650)	$(11,671,264)	$28,882

	June 30, 2022		December 31, 2021
				Custom Built
	Electric Vehicles	Custom Built Vehicles	Electric Vehicles	Vehicles
Inventory	$8,256,239	$248,110	$3,243,267	$337,183
Plant and equipment	15,784,492	3,482	8,379,810	6,668
Right-of-use assets	9,319,631	—	1,511,875	225,534